GOODWILL AND INTANGIBLE ASSETS, NET (Details 3) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Goodwill 2017	$ 6,638,403	$ 6,095,959	$ 6,130,095
Banking El Salvador [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill 2017	$ 916,673
Valuation Methodology	Discounted Cash flow
Key Assumptions	5 years plan
Discount Rate (real)	12.40%
Growth rate (real)	3.90%
Banking Panama [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill 2017	$ 4,963,252
Valuation Methodology	Discounted Cash flow
Key Assumptions	5 years plan
Discount Rate (real)	9.10%
Growth rate (real)	6.70%
Banking Guatemala [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill 2017	$ 758,478
Valuation Methodology	Discounted Cash flow
Key Assumptions	5 years plan
Discount Rate (real)	11.70%
Growth rate (real)	5.20%